UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22336
Large-Cap Core Research Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 6.0%
Boeing Co. (The)	14,829	$1,096,308
General Dynamics Corp.	45,415	3,476,972
Lockheed Martin Corp.	32,149	2,584,780
Raytheon Co.	48,368	2,460,480
United Technologies Corp.	54,382	4,603,436

		$14,221,976

Auto Components — 0.9%
Johnson Controls, Inc.	52,953	$2,201,256

		$2,201,256

Beverages — 2.5%
Coca-Cola Co. (The)	45,463	$3,016,470
PepsiCo, Inc.	46,380	2,987,336

		$6,003,806

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc.(1)	5,053	$498,630
Amgen, Inc.(1)	22,770	1,217,057
Celgene Corp.(1)	26,087	1,500,785
Gilead Sciences, Inc.(1)	16,867	715,835

		$3,932,307

Capital Markets — 2.5%
Ameriprise Financial, Inc.	15,039	$918,582
Goldman Sachs Group, Inc.	16,009	2,536,946
Invesco, Ltd.	31,772	812,093
State Street Corp.	21,480	965,311
T. Rowe Price Group, Inc.	9,703	644,473

		$5,877,405

Chemicals — 2.5%
Air Products and Chemicals, Inc.	13,180	$1,188,572
BASF SE	17,039	1,470,721
LyondellBasell Industries NV, Class A(1)	32,543	1,287,076
PPG Industries, Inc.	20,228	1,925,908

		$5,872,277

Commercial Banks — 3.6%
Fifth Third Bancorp	79,803	$1,107,666
KeyCorp	154,820	1,374,802
PNC Financial Services Group, Inc.	25,778	1,623,756
Wells Fargo & Co.	140,829	4,464,279

		$8,570,503

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	33,311	$1,243,833

		$1,243,833

Communications Equipment — 3.7%
HTC Corp.	58,000	$2,265,468
Juniper Networks, Inc.(1)	49,161	2,068,695
QUALCOMM, Inc.	57,680	3,162,595
Telefonaktiebolaget LM Ericsson ADR	98,857	1,271,301

		$8,768,059

Security	Shares	Value
Computers & Peripherals — 5.9%
Apple, Inc.(1)	34,074	$11,873,085
EMC Corp.(1)	80,582	2,139,452

		$14,012,537

Construction & Engineering — 0.8%
Fluor Corp.	25,459	$1,875,310

		$1,875,310

Consumer Finance — 0.7%
American Express Co.	36,492	$1,649,438

		$1,649,438

Diversified Financial Services — 4.0%
Bank of America Corp.	275,309	$3,669,869
Citigroup, Inc.(1)	167,013	738,197
JPMorgan Chase & Co.	112,397	5,181,502

		$9,589,568

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	69,136	$2,115,562
Verizon Communications, Inc.	70,025	2,698,763

		$4,814,325

Electric Utilities — 0.6%
American Electric Power Co., Inc.	40,042	$1,407,076

		$1,407,076

Electrical Equipment — 0.4%
Emerson Electric Co.	15,023	$877,794

		$877,794

Energy Equipment & Services — 2.0%
Halliburton Co.	50,596	$2,521,705
Schlumberger, Ltd.	24,815	2,314,247

		$4,835,952

Food & Staples Retailing — 2.2%
Wal-Mart Stores, Inc.	64,311	$3,347,388
Walgreen Co.	46,361	1,860,930

		$5,208,318

Food Products — 1.6%
Kellogg Co.	28,348	$1,530,225
Nestle SA ADR	38,925	2,237,409

		$3,767,634

Health Care Equipment & Supplies — 1.1%
Covidien PLC	25,849	$1,342,597
St. Jude Medical, Inc.	26,097	1,337,732

		$2,680,329

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	40,425	$1,599,213
Fresenius Medical Care AG & Co. KGaA ADR	16,516	1,115,160
UnitedHealth Group, Inc.	49,414	2,233,513

		$4,947,886

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	20,132	$772,264
Marriott International, Inc., Class A	18,891	672,142
McDonald’s Corp.	27,872	2,120,780

		$3,565,186

Security	Shares	Value
Household Durables — 0.3%
Whirlpool Corp.	9,392	$801,701

		$801,701

Household Products — 1.5%
Colgate-Palmolive Co.	12,272	$991,087
Henkel AG & Co. KGaA ADR	21,619	1,134,997
Procter & Gamble Co.	21,232	1,307,891

		$3,433,975

Industrial Conglomerates — 1.5%
3M Co.	14,282	$1,335,367
General Electric Co.	114,763	2,300,998

		$3,636,365

Insurance — 2.9%
Aflac, Inc.	32,880	$1,735,406
Lincoln National Corp.	39,251	1,179,100
MetLife, Inc.	48,522	2,170,389
Prudential Financial, Inc.	30,741	1,893,031

		$6,977,926

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(1)	6,668	$1,201,107

		$1,201,107

Internet Software & Services — 2.0%
Google, Inc., Class A(1)	6,691	$3,922,331
Yahoo! Inc.(1)	48,632	809,723

		$4,732,054

IT Services — 2.7%
Accenture PLC, Class A	36,447	$2,003,492
Cognizant Technology Solutions Corp.(1)	9,168	746,275
International Business Machines Corp.	22,619	3,688,480

		$6,438,247

Leisure Equipment & Products — 0.5%
Hasbro, Inc.	23,391	$1,095,634

		$1,095,634

Machinery — 1.8%
Danaher Corp.	33,714	$1,749,756
Illinois Tool Works, Inc.	45,312	2,434,161

		$4,183,917

Media — 3.6%
Comcast Corp., Class A	68,796	$1,700,637
McGraw-Hill Cos., Inc. (The)	36,155	1,424,507
Omnicom Group, Inc.	20,264	994,152
Time Warner Cable, Inc.	13,281	947,467
Walt Disney Co. (The)	80,702	3,477,449

		$8,544,212

Metals & Mining — 1.7%
BHP Billiton, Ltd. ADR	7,060	$676,913
Cliffs Natural Resources, Inc.	8,803	865,159
Freeport-McMoRan Copper & Gold, Inc.	29,412	1,633,837
United States Steel Corp.	15,213	820,589

		$3,996,498

Multi-Utilities — 2.6%
CMS Energy Corp.	94,301	$1,852,072
PG&E Corp.	32,224	1,423,656

Security	Shares	Value
Public Service Enterprise Group, Inc.	31,418	$989,981
Sempra Energy	35,532	1,900,962

		$6,166,671

Multiline Retail — 0.6%
Macy’s, Inc.	55,949	$1,357,323

		$1,357,323

Oil, Gas & Consumable Fuels — 11.4%
Apache Corp.	26,719	$3,498,051
ConocoPhillips	75,086	5,996,368
Exxon Mobil Corp.	103,547	8,711,409
Hess Corp.	34,100	2,905,661
Occidental Petroleum Corp.	19,773	2,066,081
Peabody Energy Corp.	28,499	2,050,788
Southwestern Energy Co.(1)	42,047	1,806,760

		$27,035,118

Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	12,056	$1,161,716

		$1,161,716

Pharmaceuticals — 5.4%
Abbott Laboratories	44,536	$2,184,491
Allergan, Inc.	19,498	1,384,748
Bristol-Myers Squibb Co.	33,572	887,308
Novartis AG ADR	13,073	710,518
Novo Nordisk A/S ADR	6,416	803,476
Pfizer, Inc.	179,340	3,642,395
Shire PLC ADR	13,104	1,141,358
Teva Pharmaceutical Industries, Ltd. ADR	25,503	1,279,485
Watson Pharmaceuticals, Inc.(1)	14,877	833,261

		$12,867,040

Professional Services — 0.3%
Manpower, Inc.	11,408	$717,335

		$717,335

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	7,902	$948,872
Boston Properties, Inc.	8,882	842,458
Equity Residential	14,344	809,145
Simon Property Group, Inc.	7,911	847,743

		$3,448,218

Semiconductors & Semiconductor Equipment — 0.3%
NXP Semiconductors NV(1)	23,000	$690,000

		$690,000

Software — 3.5%
Activision Blizzard, Inc.	71,494	$784,289
Microsoft Corp.	144,534	3,665,382
Oracle Corp.	112,591	3,757,162

		$8,206,833

Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A	13,300	$780,710
Gap, Inc. (The)	26,894	609,418
Home Depot, Inc.	58,201	2,156,929
Staples, Inc.	33,309	646,861
TJX Companies, Inc. (The)	21,252	1,056,862

		$5,250,780

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	16,358	$1,238,301

		$1,238,301

Tobacco — 1.9%
Philip Morris International, Inc.	53,763	$3,528,466
Reynolds American, Inc.	26,416	938,560

		$4,467,026

Wireless Telecommunication Services — 0.9%
American Tower Corp., Class A(1)	41,625	$2,157,008

		$2,157,008

Total Common Stocks (identified cost $195,268,673)		$235,727,780

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$1,392	$1,392,436

Total Short-Term Investments (identified cost $1,392,436)		$1,392,436

Total Investments — 100.0% (identified cost $196,661,109)		$237,120,216

Other Assets, Less Liabilities — 0.0%(3)		$80,397

Net Assets — 100.0%		$237,200,613

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 was $495.

(3)		Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$196,685,541

Gross unrealized appreciation	$41,944,786
Gross unrealized depreciation	(1,510,111)

Net unrealized appreciation	$40,434,675

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$25,255,499	$—		$—	$25,255,499
Consumer Staples	24,042,476	—		—	24,042,476
Energy	31,871,070	—		—	31,871,070
Financials	36,113,058	—		—	36,113,058
Health Care	24,427,563	—		—	24,427,563
Industrials	26,756,530	—		—	26,756,530
Information Technology	40,582,262	2,265,468		—	42,847,730
Materials	8,398,053	1,470,721		—	9,868,774
Telecommunication Services	6,971,333	—		—	6,971,333
Utilities	7,573,747	—		—	7,573,747

Total Common Stocks	$231,991,591	$3,736,189	*	$—	$235,727,780

Short-Term Investments	$—	$1,392,436		$—	$1,392,436

Total Investments	$231,991,591	$5,128,625		$—	$237,120,216

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney Charles B. Gaffney
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney Charles B. Gaffney
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011